GE INVESTMENTS FUNDS, INC.

U.S. Equity Fund

S&P 500 Index Fund

Premier Growth Equity Fund

Core Value Equity Fund

Small-Cap Equity Fund

Income Fund

Total Return Fund

Real Estate Securities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 30, 2016

To the Summary Prospectuses, Statutory Prospectus and Statement of Additional Information

dated May 1, 2016, as supplemented and/or amended on July 1, 2016 and October 3, 2016

On November 30, 2016, the GE Investments Funds, Inc. (the “Company”) and each of its series portfolios will be rebranded in connection with the appointment of SSGA Funds Management, Inc. (“SSGA FM”) as investment adviser to the Funds. Therefore, effective November 30, 2016, all references to “GE Investments Funds, Inc.” as the name of the Company will be replaced with “State Street Variable Insurance Series Funds, Inc.” or “State Street Variable Insurance Series Funds, Inc. (formerly known as GE Investments Funds, Inc.)” and all references to the name and ticker symbol of each individual Fund will be replaced with its respective new name and ticker symbol as follows:

Old Name	Old Ticker Symbol	New Name	New Ticker Symbol
GE Investments Total Return Fund		State Street Total Return V.I.S. Fund
Class 1	GETIX	Class 1	SSTIX
Class 3	GETTX	Class 3	SSTTX
GE Investments Real Estate Securities Fund	GEIRX	State Street Real Estate Securities V.I.S. Fund	SSRSX
GE Investments S&P 500 Index Fund	GESPX	State Street S&P 500 Index V.I.S. Fund	SSSPX
GE Investments Small-Cap Equity Fund	GESEX	State Street Small-Cap Equity V.I.S. Fund	SSSEX
GE Investments Core Value Equity Fund	GEVEX	State Street Core Value Equity V.I.S. Fund	SSVEX
GE Investments U.S. Equity Fund	GEUSX	State Street U.S. Equity V.I.S. Fund	SSUSX
GE Investments Premier Growth Equity Fund	GEPGX	State Street Premier Growth Equity V.I.S. Fund	SPGSX
GE Investments Income Fund	GEIMX	State Street Income V.I.S. Fund	SSIMX

Furthermore, effective November 30, 2016, BlackRock Investment Management, LLC (“BlackRock”) will no longer serve as investment sub-adviser to the Total Return Fund and SSGA FM will directly manage the underlying passive strategies of the Total Return Fund. Therefore, effective November 30, 2016, all references to “BlackRock Investment Management, LLC” or “BlackRock” as the current investment sub-adviser to the Total Return Fund are removed.

Furthermore, effective November 30, 2016: all references to “www.geam.com” as the website for the Funds are changed to “www.ssga.com/geam”; all references to “www.geam.com/prospectus” as the location online where the Funds’ Summary Prospectuses, Statutory Prospectus, Statement of Additional Information and other information about the Funds can be found are changed to “www.ssga.com/geam/prospectus”; and all references to “gefunds@ge.com” as the email address that can be used to request information about the Funds are changed to “Statestreetfunds@ssga.com.”

Furthermore, effective on or about January 1, 2017, the primary individual portfolio managers for the State Street S&P 500 Index V.I.S. Fund (formerly known as the GE Investments S&P 500 Index Fund) would be as follows, and would replace the portfolio managers listed under the section entitled “Portfolio Management – Portfolio Managers” on page 7 of the Statutory Prospectus:

Portfolio Manager	Portfolio Manager experience in this Fund	Primary title with Investment Adviser

Mike Feehily, CFA	Less than 1 year	Senior Managing Director at SSGA

Karl Schneider, CAIA	15 years	Vice President at SSGA

Olga G. Winner, CFA	Less than 1 year	Vice President at SSGA

Furthermore, effective on or about January 27, 2017, the primary individual portfolio managers for the State Street U.S. Equity V.I.S. Fund (formerly known as the GE Investments U.S. Equity Fund) would be as follows, and would replace the portfolio managers listed under the section entitled “Portfolio Management – Portfolio Managers” on page 4 of the Statutory Prospectus:

Portfolio Manager	Portfolio Manager experience in this Fund	Primary title with Investment Adviser

David B. Carlson, CFA	5 years	Senior Managing Director at SSGA

Tom Lincoln, CFA	Less than 1 year	Managing Director at SSGA

Chris Sierakowski, CFA	Less than 1 year	Vice President at SSGA

Furthermore, effective on or about January 27, 2017, the primary individual portfolio managers for the State Street Core Value Equity V.I.S. Fund (formerly known as the GE Investments Core Value Equity Fund) would be as follows, and would replace the portfolio managers listed under the section entitled “Portfolio Management – Portfolio Managers” on page 16 of the Statutory Prospectus:

Portfolio Manager	Portfolio Manager experience in this Fund	Primary title with Investment Adviser

David B. Carlson, CFA	Less than 1 year	Senior Managing Director at SSGA

Chris Sierakowski, CFA	Less than 1 year	Vice President at SSGA

Furthermore, effective on or about January 1, 2017, the following portfolio manager biographies are added and supplements the section entitled “About the Investment Adviser – Portfolio Manager Biographies” starting on page 51 of the Statutory Prospectus:

Mike Feehily, CFA, is a Senior Managing Director at SSGA and the Adviser and Co-Head of Global Equity BetaSolutions in North America. He is also a member of the Senior Leadership Team and sits on the firm’s North America Product Committee and Trade Management Oversight Committee. Mr. Feehily rejoined SSGA in 2010 after spending four years at State Street Global Markets LLC, where he helped to build the Global Exposure Solutions business. This group created and managed portfolios that were designed to meet the short-term market exposure needs of institutional clients. Prior to this, Mr. Feehily had been Head of the U.S. Passive Equity Team within SSGA. He joined State Street in 1992. Mr. Feehily received a Bachelor of Science Degree from Babson College in Finance, Investments, and Economics. He received an MBA in Finance from Bentley College and also earned the Chartered Financial Analyst designation. He is a member of the Boston Security Analysts Society and the CFA Institute. Mr. Feehily is also a former member of the Russell Index Client Advisory Board.

Olga G. Winner is a Vice President at SSGA and a Portfolio Manager in the Global Equity Beta Solutions team. She is responsible for the management of several domestic, international developed and emerging market strategies, which include separate accounts, commingled funds, mutual funds and ETFs. Prior to joining SSGA, Olga worked as an acquisitions associate at Boston Capital Partners, a real estate investment firm, analyzing investment opportunities. Olga holds an MBA and MSF from the Carroll School of Management at Boston College and a BS in Finance from the University of Massachusetts. She also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society.

Furthermore, effective on or about January 27, 2017, the following portfolio manager biographies are added and supplements the section entitled “About the Investment Adviser – Portfolio Manager Biographies” starting on page 51 of the Statutory Prospectus:

Tom Lincoln is a Managing Director at SSGA and Head of Fundamental Equity Research. He is responsible for leading a team of global sector and regional equity analysts supporting US, International Developed, and Emerging Market strategies. Tom joined SSGA in July 2016 through its acquisition of GE Asset Management (GEAM). He joined GE in 1990 as part of their Financial Management Program (FMP). Tom began his career in the investment industry with GEAM in 1993, and most recently was their Director of Research (DOR) for global equities. During the previous two decades Tom also held investment roles as an Equity Research Analyst managing sector portfolios, as well as a Senior Portfolio Manager running a large cap growth strategy. Tom graduated from Boston University with a BS in Finance and Operations Management. He is also a holder of the Chartered Financial Analyst designation, and a member of the New York Society of Security Analysts.

Chris Sierakowski is a Vice President at SSGA and a Portfolio Manager in the Fundamental Equity Group. He is responsible for investment management and research. Chris joined SSGA in July 2016 through its acquisition of GE Asset Management (GEAM). While at GEAM, Chris ran a diversified U.S. Core Equity portfolio. He began his investment career at GEAM in 1999 as an equity research analyst. While at GEAM, Chris held a series of portfolio management and analyst roles including industry coverage for the software, computer hardware, business services, semiconductors and payments industries. He also managed a Technology sector portfolio and acted as global Tech, Media and Telecom sector leader. Prior to GEAM, Chris spent several years in IT consulting and as an officer in the U.S. Army. Chris has a BS in Economics from the United States Military Academy and an MBA in Finance, Strategy, and Accounting from the University of Chicago Booth School of Business. He earned the Chartered Financial Analyst designation and has been a member of the CFA Institute since 2002.

This Supplement should be retained with your

Summary Prospectuses, Statutory Prospectus and SAI for future reference.

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